Document And Entity Information	Mar. 11, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 11, 2026
Entity Registrant Name	HubSpot, Inc.
Entity Central Index Key	0001404655
Entity Emerging Growth Company	false
Entity File Number	001-36680
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	20-2632791
Entity Address, Address Line One	Two Canal Park
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(888)
Local Phone Number	482-7768
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 per share
Trading Symbol	HUBS
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One